FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10157

                              FRANKLIN GLOBAL TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/05

Item 1. Schedule of Investments.


FRANKLIN GLOBAL TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
APRIL 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Fiduciary Core Fixed Income Fund ..........................................    3
Fiduciary Core Plus Fixed Income Fund .....................................    7
Fiduciary European Smaller Companies Fund .................................   11
Fiduciary High Income Fund ................................................   15
Fiduciary Large Capitalization Growth and Income Fund .....................   19
Fiduciary Small Capitalization Equity Fund ................................   23
Franklin International Smaller Companies Growth Fund ......................   27
Notes to Statements of Investments ........................................   33

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE FIXED INCOME FUND                                                 COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS 14.1%
   AEROSPACE & DEFENSE 0.6%
   BF Goodrich, 6.80%, 2/01/18 ...............................................   United States     $    100,000        $    112,029
                                                                                                                       ------------
   CAPITAL MARKETS 2.6%
(a)General Electric Capital Corp., FRN, 3.39%, 3/04/08 .......................   United States          345,000             345,339
   Goldman Sachs Group Inc., 5.125%, 1/15/15 .................................   United States          160,000             160,091
                                                                                                                       ------------
                                                                                                                            505,430
                                                                                                                       ------------
   COMMUNICATIONS EQUIPMENT 0.8%
   Telecom Italia Capital, 6.375%, 11/15/33 ..................................    Luxembourg            150,000             156,918
                                                                                                                       ------------
   CONSUMER FINANCE 0.4%
   Ford Motor Credit Co., 5.70%, 1/15/10 .....................................   United States           85,000              76,900
                                                                                                                       ------------
   DIVERSIFIED FINANCIAL SERVICES 0.6%
   HSBC Capital Funding LP, 4.61%, Perpetual .................................  Jersey Islands          110,000             105,880
                                                                                                                       ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.9%
   Ameritech Capital Funding Corp., 6.25%, 5/18/09 ...........................   United States          205,000             217,599
   Hutchison Whampoa International Ltd., 5.45%, 11/24/10 .....................     Hong Kong            100,000             102,715
   Hutchison Whampoa International Ltd., senior note, 144A, 5.45%,
     11/24/10 ................................................................     Hong Kong            100,000             102,565
   Sprint Capital Corp., 6.90%, 5/01/19 ......................................   United States          125,000             139,997
                                                                                                                       ------------
                                                                                                                            562,876
                                                                                                                       ------------
   ELECTRIC UTILITIES 2.4%
   Consumers Energy Co., C, 4.25%, 4/15/08 ...................................   United States          270,000             268,628
   Southern California Edison Co., 8.00%, 2/15/07 ............................   United States          174,000             185,361
                                                                                                                       ------------
                                                                                                                            453,989
                                                                                                                       ------------
   ENERGY EQUIPMENT & SERVICES 0.4%
   Halliburton Co., 8.75%, 2/15/21 ...........................................   United States           60,000              80,148
                                                                                                                       ------------
   INTERNET & CATALOG RETAIL 0.5%
   Interactive Corp., 7.00%, 1/15/13 .........................................   United States           80,000              85,062
                                                                                                                       ------------
   MACHINERY 0.2%
   Harsco Corp., senior note, 5.125%, 9/15/13 ................................   United States           40,000              40,541
                                                                                                                       ------------
   MEDIA 1.2%
   TCI Communications Inc., 8.75%, 8/01/15 ...................................   United States          185,000             236,361
                                                                                                                       ------------
   METALS & MINING 0.7%
   Glencore Funding LLC, 144A, 6.00%, 4/15/14 ................................   United States          130,000             123,342
                                                                                                                       ------------
   OIL, GAS & CONSUMABLE FUELS 0.8%
   Enterprise Products Operating LP, senior note, 144A, 5.75%, 3/1/35 ........   United States          165,000             157,303
                                                                                                                       ------------
   TOTAL CORPORATE BONDS (COST $2,688,179) ...................................                                            2,696,779
                                                                                                                       ------------


                                         Quarterly Statements of Investments | 3

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE FIXED INCOME FUND                                                 COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES 26.9%
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 25.3%
(c)FNMA 30 Year, 5.00%, 5/15/35 ..............................................   United States     $    557,000        $    551,604
(c)FNMA 30 Year, 5.50%, 5/01/35 ..............................................   United States        3,231,000           3,262,302
(c)FNMA 30 Year, 6.00%, 5/01/35 ..............................................   United States          608,000             624,150
(c)FNMA 30 Year, 6.50%, 5/01/35 ..............................................   United States          399,000             414,960
                                                                                                                       ------------
                                                                                                                          4,853,016
                                                                                                                       ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.6%
(c)GNMA 30 Year, 6.00%, 5/01/29 - 4/20/34 ....................................   United States          303,084             312,718
                                                                                                                       ------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $5,132,449) ........................                                            5,165,734
                                                                                                                       ------------
   ASSET-BACKED SECURITIES 27.5%
   AIRLINES 0.1%
   Delta Air Lines Inc., senior note, 6.718%, 7/02/24 ........................   United States           20,769              21,728
                                                                                                                       ------------
   COMMERCIAL BANKS 3.0%
(a)Citibank Credit Card Issuance Trust, 2003-A9, A9, FRN, 3.36%,
     11/22/10 ................................................................   United States          575,000             575,930
                                                                                                                       ------------
   CONSUMER FINANCE 3.0%
(a)Chase Issuance Trust, 2005-A1, A1, FRN, 3.099%, 12/15/10 ..................   United States          571,000             571,000
                                                                                                                       ------------
   DIVERSIFIED FINANCIAL SERVICES 15.3%
(a)Core Investment Grade Bond Trust I, FRN, 4.637%, 11/30/07 .................   United States          575,000             580,460
(a)Permanent Financing PLC, 7, 2A, FRN, 3.054%, 9/10/14 ......................   United States          250,000             250,039
(a)SLM Student Loan Trust, 2004-2, A2, FRN, 3.181%, 4/25/13 ..................   United States          940,000             940,347
(a)SLM Student Loan Trust, 2004-9, A2, FRN, 3.181%, 10/25/12 .................   United States          225,000             225,015
(a)SLM Student Loan Trust, 2005-2, A1, FRN, 3.141%, 4/25/10 ..................   United States          926,620             926,510
                                                                                                                       ------------
                                                                                                                          2,922,371
                                                                                                                       ------------
   ELECTRIC UTILITIES 0.3%
   System Energy Resources Inc., 144A, 5.129%, 1/15/14 .......................   United States           53,934              53,423
                                                                                                                       ------------
   OIL, GAS & CONSUMABLE FUELS 1.2%
   Gazprom International SA, 144A, 7.201%, 2/01/20 ...........................      Russia              170,000             177,225
   Gazprom International SA, Reg S, 7.201%, 2/01/20 ..........................      Russia               55,000              57,342
                                                                                                                       ------------
                                                                                                                            234,567
                                                                                                                       ------------
   THRIFTS & MORTGAGE FINANCE 4.6%
(a)Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A1B, 3.517%,
     6/25/34 .................................................................   United States          140,792             140,796
(a)Countrywide Asset-Backed Certificates, 2004-6, 2A1, FRN, 3.28%,
     10/25/21 ................................................................   United States          228,627             228,833
(a)Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN, 3.54%,
     9/25/34 .................................................................   United States           97,636              97,918
   CS First Boston Mortgage Securities Corp., 2004-1, 5A1, 5.50%,
     2/25/19 .................................................................   United States           47,871              48,450


4 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE FIXED INCOME FUND                                                 COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES (CONT.)
   THRIFTS & MORTGAGE FINANCE (CONT.)
   Washington Mutual Inc., 2004-AR2, A, 2.574%, 4/25/44 ......................   United States     $    283,801        $    286,895
   Washington Mutual Inc., 2004-AR9, A2, 2.468%, 8/25/34 .....................   United States           84,986              84,923
                                                                                                                       ------------
                                                                                                                            887,815
                                                                                                                       ------------
   TOTAL ASSET-BACKED SECURITIES (COST $5,264,822)                                                                        5,266,834
                                                                                                                       ------------
   FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.7%
   Russian Federation, Reg S, 12.75%, 6/24/28 ................................      Russia              189,000             323,368
   United Mexican States, 4.625%, 10/08/08 ...................................      Mexico              155,000             154,109
   United Mexican States, 6.625%, 3/03/15 ....................................      Mexico              225,000             238,837
                                                                                                                       ------------
   TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $695,992)                                                           716,314
                                                                                                                       ------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 19.7%
   U.S. Treasury Bond, 7.25%, 8/15/22 ........................................   United States          635,000             836,488
   U.S. Treasury Bond, 5.375%, 2/15/31 .......................................   United States          424,000             479,021
   U.S. Treasury Note, 6.00%, 8/15/09 ........................................   United States        2,280,000           2,473,000
                                                                                                                       ------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,757,315)                                                          3,788,509
                                                                                                                       ------------
   MUNICIPAL BOND SECURITIES 6.2%
   South Carolina State, 5.00%, 8/01/12 ......................................   United States          440,000             488,708
   Tobacco Settlement Financing Corp. Revenue, 6.375%, 6/01/32 ...............   United States          200,000             206,410
   Virginia State PBA Public Facilities Revenue, 5.00%, 8/01/12 ..............   United States          440,000             486,019
                                                                                                                       ------------
   TOTAL MUNICIPAL BOND SECURITIES (COST $1,157,919)                                                                      1,181,137
                                                                                                                       ------------

                                                                                                 -------------------
                                                                                                       SHARES
                                                                                                 -------------------
   PREFERRED STOCKS 3.9%
   COMMUNICATIONS EQUIPMENT 1.9%
   Centaur Funding Corp., 9.08%, pfd., B, 144A ...............................   United States              263             355,543
                                                                                                                       ------------
   CONSUMER FINANCE 2.0%
   Fannie Mae, 7.185%, pfd. ..................................................   United States            6,968             390,208
                                                                                                                       ------------
   TOTAL PREFERRED STOCKS (COST $713,417) ....................................                                              745,751
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $19,410,093) ............................                                           19,561,058
                                                                                                                       ------------

                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(b)
                                                                                                 -------------------
   SHORT TERM INVESTMENTS 30.9%
   U.S. GOVERNMENT AND AGENCY SECURITIES 21.1%
(d)FNMA, 5/23/05 .............................................................   United States     $  2,800,000           2,795,450
   U.S. Treasury Note, 6.75%, 5/15/05 ........................................   United States        1,250,000           1,251,954
                                                                                                                       ------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $4,047,239) .............                                            4,047,404
                                                                                                                       ------------
   TOTAL INVESTMENTS BEFORE MONEY FUND (COST $23,457,332) ....................                                           23,608,462
                                                                                                                       ------------


                                         Quarterly Statements of Investments | 5

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE FIXED INCOME FUND                                                 COUNTRY            SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
   MONEY FUND (COST $1,885,802) 9.8%
(e)Franklin Institutional Fiduciary Trust Money Market Portfolio .............   United States        1,885,802        $  1,885,802
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $25,343,134) 132.9% ...............................                                           25,494,264
   OTHER ASSETS, LESS LIABILITIES (32.9)% ....................................                                           (6,308,802)
                                                                                                                       ------------
   NET ASSETS 100.0% .........................................................                                         $ 19,185,462
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 31.

(a)   The coupon shown represents the rate at period end.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   Security purchased on a to-be-announced basis.

(d) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE PLUS FIXED INCOME FUND                                            COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS 17.4%
   AIRLINES 1.2%
(a)Continental Airlines Inc., FRN, 3.85%, 12/06/07 ...........................   United States     $  1,120,000        $  1,126,106
                                                                                                                       ------------
   CAPITAL MARKETS 4.9%
   Aries Vermogen, Reg S, 9.60%, 10/25/14 ....................................       Russia           1,250,000           1,583,562
   General Electric Capital Corp., 1.40%, 11/02/06 ...........................   United States       73,000,000   JPY       709,481
(a)General Electric Capital Corp., FRN, 3.17%, 9/18/06 .......................   United States          120,000             120,266
(a)General Electric Capital Corp., FRN, 3.39%, 3/04/08 .......................   United States        2,040,000           2,042,001
                                                                                                                       ------------
                                                                                                                          4,455,310
                                                                                                                       ------------
   CHEMICALS 0.2%
   Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 ...............   United States          166,000             192,145
                                                                                                                       ------------
   COMMUNICATIONS EQUIPMENT 0.9%
   Telecom Italia Capital, 6.375%, 11/15/33 ..................................     Luxembourg           785,000             821,205
                                                                                                                       ------------
   CONSUMER FINANCE 0.4%
   Ford Motor Credit Co., 5.70%, 1/15/10 .....................................   United States          400,000             361,884
                                                                                                                       ------------
   DIVERSIFIED FINANCIAL SERVICES 0.8%
   HSBC Capital Funding LP, 4.61%, Perpetual .................................   Jersey Islands         735,000             707,471
                                                                                                                       ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
   Hutchison Whampoa International Ltd., 5.45%, 11/24/10 .....................     Hong Kong            715,000             734,412
   Qwest Corp., senior note, 144A, 7.875%, 9/01/11 ...........................   United States          250,000             255,000
   Sprint Capital Corp., 6.90%, 5/01/19 ......................................   United States          745,000             834,383
                                                                                                                       ------------
                                                                                                                          1,823,795
                                                                                                                       ------------
   ELECTRIC UTILITIES 1.5%
   Consumers Energy Co., C, 4.25%, 4/15/08 ...................................   United States          940,000             935,224
   Elektrownia Turow BV, 9.75%, 3/14/11 ......................................    Netherlands           345,000   EUR       477,506
                                                                                                                       ------------
                                                                                                                          1,412,730
                                                                                                                       ------------
   ENERGY EQUIPMENT & SERVICES 0.6%
   Halliburton Co., 8.75%, 2/15/21 ...........................................   United States          300,000             400,740
   Hanover Equipment Trust 01, senior secured note, B, 8.75%,
     9/01/11 .................................................................   United States          185,000             194,944
                                                                                                                       ------------
                                                                                                                            595,684
                                                                                                                       ------------
   HOTELS RESTAURANTS & LEISURE 0.3%
   Caesars Entertainment Corp., senior sub. note, 8.125%, 5/15/11 ............   United States          230,000             258,750
                                                                                                                       ------------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
   TXU Corp., 144A, 6.55%, 11/15/34 ..........................................   United States          380,000             375,392
                                                                                                                       ------------
   MACHINERY 0.2%
   Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ..................   United States          160,000             166,000
                                                                                                                       ------------


                                         Quarterly Statements of Investments | 7

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE PLUS FIXED INCOME FUND                                            COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (CONT.)
   MEDIA 2.7%
   Cox Communications Inc., 7.125%, 10/01/12 .................................   United States     $    635,000        $    706,610
   Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .....................   United States          170,000             189,550
   Medianews Group Inc., senior sub. note, 6.875%, 10/01/13 ..................   United States          340,000             331,500
   TCI Communications Inc., 8.75%, 8/01/15 ...................................   United States        1,010,000           1,290,406
                                                                                                                       ------------
                                                                                                                          2,518,066
                                                                                                                       ------------
   METALS & MINING 0.6%
   Alrosa Finance SA, 144A, 8.875%, 11/17/14 .................................    Luxembourg            180,000             189,657
   Glencore Funding LLC, 144A, 6.00%, 4/15/14 ................................   United States          400,000             379,514
                                                                                                                       ------------
                                                                                                                            569,171
                                                                                                                       ------------
   OIL, GAS & CONSUMABLE FUELS 0.1%
   Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 ...............   United States           90,000              88,650
                                                                                                                       ------------
   PAPER & FOREST PRODUCTS 0.3%
   Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .......................   United States          280,000             313,250
                                                                                                                       ------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Noble Group Ltd., senior note, 144A, 6.625%, 3/17/15 ......................     Hong Kong            265,000             236,716
                                                                                                                       ------------
   TOTAL CORPORATE BONDS (COST $15,814,316) ..................................                                           16,022,325
                                                                                                                       ------------
   MORTGAGE-BACKED SECURITIES 28.4%
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 26.6%
(c)FNMA 30 Year, 5.00%, 5/15/35 ..............................................   United States        2,453,000           2,429,235
(c)FNMA 30 Year, 5.50%, 5/01/35 ..............................................   United States       16,749,000          16,911,264
(c)FNMA 30 Year, 6.00%, 5/01/35 ..............................................   United States        3,135,000           3,218,272
(c)FNMA 30 Year, 6.50%, 10/01/34 - 5/01/35 ...................................   United States        1,829,258           1,903,729
                                                                                                                       ------------
                                                                                                                         24,462,500
                                                                                                                       ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.8%
(c)GNMA 30 Year, 6.00%, 5/01/29 - 4/20/34 ....................................   United States        1,550,415           1,599,967
                                                                                                                       ------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $25,897,677) .......................                                           26,062,467
                                                                                                                       ------------
   ASSET-BACKED SECURITIES 31.8%
   AIRLINES 0.5%
   Delta Air Lines Inc., senior note, 6.718%, 7/02/24 ........................   United States          397,535             415,883
                                                                                                                       ------------
   COMMERCIAL BANKS 2.9%
(a)Citibank Credit Card Issuance Trust, 2003-A9, A9, FRN, 3.36%,
     11/22/10 ................................................................   United States        2,700,000           2,704,368
                                                                                                                       ------------
   CONSUMER FINANCE 0.0%(d)
(a)WFS Financial Owner Trust, 2002-4, A3B, FRN, 3.45%, 8/20/07 ...............   United States           19,001              19,011
                                                                                                                       ------------
   DIVERSIFIED FINANCIAL SERVICES 22.5%
(a)Core Investment Grade Bond Trust I, FRN, 4.637%, 11/30/07 .................   United States        1,350,000           1,362,818
(a)Fleet Credit Card Master Trust, 2002-B, A, FRN, 3.23%, 4/15/10 ............   United States        2,430,000           2,437,343
(a)Permanent Financing PLC, 7, 2A, FRN, 3.054%, 9/10/14 ......................   United States        1,470,000           1,470,230


8 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE PLUS FIXED INCOME FUND                                            COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES (CONT.)
   DIVERSIFIED FINANCIAL SERVICES (CONT.)
(a)SLM Student Loan Trust, 2002-3, A4, FRN, 3.301%, 10/25/16 .................   United States     $    790,000        $    794,994
(a)SLM Student Loan Trust, 2003-6, A2, FRN, 3.04%, 3/15/11 ...................   United States          260,816             260,950
(a)SLM Student Loan Trust, 2004-2, A2, FRN, 3.181%, 4/25/13 ..................   United States        5,233,000           5,234,935
(a)SLM Student Loan Trust, 2004-6, A2, FRN, 3.201%, 1/25/13 ..................   United States        2,476,282           2,480,670
(a)SLM Student Loan Trust, 2004-9, A2, FRN, 3.181%, 10/25/12 .................   United States          300,000             300,019
(a)SLM Student Loan Trust, 2005-2, A1, FRN, 3.141%, 4/26/10 ..................   United States        6,297,582           6,296,839
                                                                                                                       ------------
                                                                                                                         20,638,798
                                                                                                                       ------------
   OIL, GAS & CONSUMABLE FUELS 0.9%
   Gazprom International SA, 144A, 7.201%, 2/01/20 ...........................       Russia             510,000             531,675
   Gazprom International SA, Reg S, 7.201%, 2/01/20 ..........................       Russia             285,000             297,136
                                                                                                                       ------------
                                                                                                                            828,811
                                                                                                                       ------------
   THRIFTS & MORTGAGE FINANCE 5.0%
(a)Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A1B, 3.517%,
     6/25/34 .................................................................   United States          485,489             485,504
(a)Countrywide Asset-Backed Certificates, 2004-6, 2A1, FRN, 3.28%,
     10/25/21 ................................................................   United States        1,328,894           1,330,088
(a)Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
     3.54%, 9/25/34 ..........................................................   United States           48,818              48,959
   Master Alternative Loans Trust, 2003-3, 1A1, 6.50%, 5/25/33 ...............   United States          337,175             342,023
   Master Alternative Loans Trust, 2003-7, 6A1, 6.50%, 12/25/33 ..............   United States          474,380             483,664
   Washington Mutual Inc., 2004-AR2, A, 2.574%, 4/25/44 ......................   United States        1,859,645           1,879,917
   Washington Mutual Inc., 2004-AR9, A2, 2.468%, 8/25/34 .....................   United States           47,901              47,866
                                                                                                                       ------------
                                                                                                                          4,618,021
                                                                                                                       ------------
   TOTAL ASSET-BACKED SECURITIES (COST $29,213,276) ..........................                                           29,224,892
                                                                                                                       ------------
   FOREIGN GOVERNMENT AND AGENCY SECURITIES 11.9%
   Export-Import Bank Japan, 2.875%, 7/28/05 .................................       Japan          160,000,000   JPY     1,534,293
   Federal Republic of Germany, 5.25%, 1/04/11 ...............................      Germany           1,161,000   EUR     1,675,098
   Federal Republic of Germany, 5.50%, 1/04/31 ...............................      Germany           2,585,000   EUR     4,148,365
   Government of Mexico, 9.00%, 12/20/12 .....................................       Mexico              88,900(f)MXN       743,734
(e)Mexican Udibonos, Inflation-Indexed Bond, 3.50%, 12/19/13 .................       Mexico             104,505(f)MXN       818,320
   Russian Federation, Reg S, 12.75%, 6/24/28 ................................       Russia             662,000           1,132,642
   United Mexican States, 6.625%, 3/03/15 ....................................       Mexico             830,000             881,045
                                                                                                                       ------------
   TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $10,828,456) .........                                           10,933,497
                                                                                                                       ------------
   U.S. GOVERNMENT AND AGENCY SECURITIES 9.4%
   U.S. Treasury Bond, 4.875%, 2/15/12 .......................................   United States        1,116,000           1,172,803
   U.S. Treasury Bond, 7.25%, 8/15/22 ........................................   United States        1,444,000           1,902,189
   U.S. Treasury Bond, 5.375%, 2/15/31 .......................................   United States        1,957,000           2,210,952
   U.S. Treasury Note, 6.25%, 2/15/07 ........................................   United States        2,500,000           2,615,235
   U.S. Treasury Note, 4.00%, 2/15/15 ........................................   United States          715,000             703,633
                                                                                                                       ------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $8,526,431) .............                                            8,604,812
                                                                                                                       ------------


                                         Quarterly Statements of Investments | 9

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY CORE PLUS FIXED INCOME FUND                                            COUNTRY      PRINCIPAL AMOUNT(b)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   MUNICIPAL BOND SECURITIES 0.8%
   Badger Tobacco Asset Securitization Revenue, Asset-Backed, 6.125%,
     6/01/27 .................................................................   United States     $    170,000        $    174,220
   Tobacco Settlement Finance Corp. Revenue, 6.375%, 6/01/32 .................   United States           85,000              87,724
   Tobacco Settlement Revenue Management, 6.375%, 5/15/28 ....................   United States          440,000             452,637
                                                                                                                       ------------
   TOTAL MUNICIPAL BOND SECURITIES (COST $655,916) ...........................                                              714,581
                                                                                                                       ------------
                                                                                                         SHARES
   PREFERRED STOCKS 4.1%
   COMMUNICATIONS EQUIPMENT 1.8%
   Centaur Funding Corp., 9.08%, pfd., B, 144A ...............................   United States            1,271           1,718,233
                                                                                                                       ------------
   CONSUMER FINANCE 2.3%
   Fannie Mae, 7.185%, pfd. ..................................................   United States           37,492           2,099,552
                                                                                                                       ------------
   TOTAL PREFERRED STOCKS (COST $3,744,153)                                                                               3,817,785
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $94,680,225)                                                                        95,380,359
                                                                                                                       ------------

                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(b)
                                                                                                 -------------------
   SHORT TERM INVESTMENTS 24.5%
   U.S. GOVERNMENT AND AGENCY SECURITIES (COST $8,985,720) 9.8%
(g)FNMA, 5/23/05 .............................................................   United States     $  9,000,000           8,985,375
                                                                                                                       ------------
   TOTAL INVESTMENTS BEFORE MONEY FUND (COST $103,665,945)                                                              104,365,734
                                                                                                                       ------------

                                                                                                 -------------------
                                                                                                       SHARES
                                                                                                 -------------------
   MONEY FUND (COST $13,507,838) 14.7%
(h)Franklin Institutional Fiduciary Trust Money Market Portfolio .............   United States       13,507,838          13,507,838
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $117,173,783) 128.3% ..............................                                          117,873,572
   NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.0%(d) .................                                               33,083
   OTHER ASSETS, LESS LIABILITIES (28.3)% ....................................                                          (26,027,288)
                                                                                                                       ------------
   NET ASSETS 100.0% .........................................................                                         $ 91,879,367
                                                                                                                       ============

CURRENCY ABBREVIATIONS:
EUR - Euro
JPY - Japanese Yen
MXN - Mexican Peso

See Selected Portfolio Abbreviations on page 31.

(a)   The coupon shown represents the rate at period end.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   Security purchased on a to-be-announced basis.

(d)   Rounds to less than 0.05% of net assets.

(e)   Principal amount of security is adjusted for inflation.

(f)   Principal is stated in $100.00 Peso units.

(g) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(h) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                                       INDUSTRY                   SHARES       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 97.3%
   AUSTRIA 3.8%
   Andritz AG .....................................................                Machinery                    5,080   $   424,755
   Mayr-Melnhof Karton AG .........................................          Containers & Packaging             1,961       291,222
                                                                                                                        -----------
                                                                                                                            715,977
                                                                                                                        -----------
   DENMARK 3.6%
   Bang & Olufsen AS, B ...........................................            Household Durables               4,208       265,326
(a)DSV De Sammenslut Vognmaend AS, B ..............................               Road & Rail                   5,390       409,688
                                                                                                                        -----------
                                                                                                                            675,014
                                                                                                                        -----------
   FINLAND 4.4%
   Nokian Renkaat OYJ .............................................             Auto Components                24,450       407,988
   YIT-Yhtyma OYJ .................................................        Construction & Engineering          15,090       419,539
                                                                                                                        -----------
                                                                                                                            827,527
                                                                                                                        -----------
   FRANCE 12.4%
(a)Alten ..........................................................               IT Services                  13,910       321,233
(a)Axalto International NV ........................................         Computers & Peripherals            11,300       324,635
   Beneteau .......................................................       Leisure Equipment & Products          3,862       305,573
   Generale de Sante ..............................................     Health Care Providers & Services       13,839       288,079
   Neopost SA .....................................................            Office Electronics               6,036       504,378
(a)Nexans SA ......................................................           Electrical Equipment              4,550       174,444
(a)Seche Environnement ............................................      Commercial Services & Supplies         2,810       231,374
(a)TRIGANO ........................................................       Leisure Equipment & Products          2,160       183,411
                                                                                                                        -----------
                                                                                                                          2,333,127
                                                                                                                        -----------
   GERMANY 10.7%
   AWD Holding AG .................................................             Capital Markets                 8,005       317,205
(a)Pfleiderer AG ..................................................            Building Products               21,560       336,741
(a)Rational AG ....................................................            Household Durables               1,890       213,980
   Rheinmetall AG .................................................         Industrial Conglomerates            6,785       340,092
(a)Solarworld AG ..................................................           Electrical Equipment              2,539       351,155
(a)Techem AG ......................................................      Commercial Services & Supplies        11,140       458,344
                                                                                                                        -----------
                                                                                                                          2,017,517
                                                                                                                        -----------
   GREECE 3.2%
   Germanos SA ....................................................             Specialty Retail                8,631       271,610
   Hellenic Duty Free Shops SA ....................................             Specialty Retail                9,090       156,008
   Hellenic Duty Free Shops SA, 144A ..............................             Specialty Retail               10,400       178,492
                                                                                                                        -----------
                                                                                                                            606,110
                                                                                                                        -----------
   IRELAND 7.5%
(a)Eircom Group PLC ...............................................  Diversified Telecommunication Services   119,180       287,496
(a)Grafton Group PLC ..............................................     Trading Companies & Distributors       32,118       364,869
   IAWS Group PLC .................................................              Food Products                 22,301       319,910
   Kingspan Group PLC .............................................            Building Products               39,199       436,234
                                                                                                                        -----------
                                                                                                                          1,408,509
                                                                                                                        -----------


                                        Quarterly Statements of Investments | 11

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                                       INDUSTRY                   SHARES       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ITALY 6.4%
   Amplifon SpA ...................................................      Health Care Equipment & Supplies       4,365   $   285,283
(a)Azimut Holding SpA .............................................              Capital Markets               35,140       212,485
(a)Banco Di Desio E Della Brianza SpA .............................              Commercial Banks              22,747       193,004
   Brembo SpA .....................................................              Auto Components               21,400       165,744
   Hera SpA .......................................................              Multi-Utilities              126,245       352,454
                                                                                                                        -----------
                                                                                                                          1,208,970
                                                                                                                        -----------
   NETHERLANDS 3.3%
   IHC Caland NV ..................................................        Energy Equipment & Services          5,150       334,269
   Kon Bam Groep NV ...............................................         Construction & Engineering          5,021       276,996
                                                                                                                        -----------
                                                                                                                            611,265
                                                                                                                        -----------
   NORWAY 7.7%
   ABG Sundal Collier ASA .........................................              Capital Markets              357,640       326,568
   Aktiv Kapital ASA ..............................................       Diversified Financial Services       20,510       305,102
   Prosafe ASA ....................................................        Energy Equipment & Services          6,327       180,228
(a)Tandberg Television ASA ........................................          Communications Equipment          43,805       443,665
(a)TGS Nopec Geophysical Co. ASA ..................................        Energy Equipment & Services          7,390       198,813
                                                                                                                        -----------
                                                                                                                          1,454,376
                                                                                                                        -----------
   SPAIN 0.9%
   Tubacex SA .....................................................              Metals & Mining               51,000       173,878
                                                                                                                        -----------
   SWEDEN 8.7%
(a)Elekta AB, B ...................................................      Health Care Equipment & Supplies      11,290       394,965
   Nobia AB .......................................................              Specialty Retail              23,560       375,842
   Sectra AB, B ...................................................      Health Care Equipment & Supplies      26,500       274,412
(a)Telelogic AB ...................................................                  Software                  85,090       166,698
(a)Transcom Worldwide SA, B .......................................       Commercial Services & Supplies       70,990       425,173
                                                                                                                        -----------
                                                                                                                          1,637,090
                                                                                                                        -----------
   SWITZERLAND 7.4%
   Kaba Holding AG ................................................             Building Products               1,105       299,722
(a)Leica Geosystems AG ............................................     Electronic Equipment & Instruments      1,180       337,326
   Phonak Holding AG ..............................................      Health Care Equipment & Supplies       8,770       304,221
(a)Sika AG ........................................................                 Chemicals                     357       259,018
(a)Temenos Group AG ...............................................                  Software                   1,225         7,249
(a)Temenos Group AG, 144A .........................................                  Software                  31,030       183,636
                                                                                                                        -----------
                                                                                                                          1,391,172
                                                                                                                        -----------


12 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                                       INDUSTRY                    SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM 17.3%
(a)Charter PLC ....................................................                Machinery                   60,972   $   290,598
(a)Future PLC .....................................................                  Media                    191,784       283,358
(a)Gyrus Group PLC ................................................     Health Care Equipment & Supplies       43,509       210,685
   Homeserve PLC ..................................................      Commercial Services & Supplies        18,998       312,927
   Intermediate Capital Group PLC .................................             Capital Markets                14,831       280,481
   Laird Group PLC ................................................    Electronic Equipment & Instruments      45,610       261,292
   McBride PLC ....................................................            Household Products             111,840       315,559
   Michael Page International PLC .................................      Commercial Services & Supplies        79,976       292,740
   Mitie Group PLC ................................................      Commercial Services & Supplies       114,162       324,831
(a)Raymarine PLC ..................................................            Household Durables              72,917       298,874
   Whatman PLC ....................................................                Machinery                   82,550       381,243
                                                                                                                        -----------
                                                                                                                          3,252,588
                                                                                                                        -----------
   TOTAL COMMON STOCKS (COST $14,604,479)                                                                                18,313,120
                                                                                                                        -----------
   SHORT TERM INVESTMENT (COST $162,627) 0.9%
   MONEY FUND 0.9%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ..                Money Fund                 162,627       162,627
                                                                                                                        -----------
   TOTAL INVESTMENTS (COST $14,767,106) 98.2%                                                                            18,475,747
   OTHER ASSETS, LESS LIABILITIES 1.8%                                                                                      342,287
                                                                                                                        -----------
   NET ASSETS 100.0%                                                                                                    $18,818,034
                                                                                                                        ===========

See Selected Portfolio Abbreviations on page 31.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

                       This page intentionally left blank.


14 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY HIGH INCOME FUND                                                       COUNTRY      PRINCIPAL AMOUNT(a)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS 98.0%
   COMMERCIAL SERVICES 2.6%
   JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ................   United States     $    100,000        $    102,000
   Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .......................   United States          100,000             103,500
                                                                                                                       ------------
                                                                                                                            205,500
                                                                                                                       ------------
   COMMUNICATIONS 9.3%
   Dobson Cellular Systems Inc., secured note, 144A, 9.875%, 11/01/12 ........   United States          100,000             101,500
   Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ..................      Bermuda             100,000             101,250
   MCI Inc., senior note, 7.688%, 5/01/09 ....................................   United States           75,000              77,625
   Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .........     Luxembourg           100,000              97,750
   Nextel Communications Inc., senior note, 7.375%, 8/01/15 ..................   United States          100,000             107,000
   Qwest Communications International Inc., senior note, 144A, 8.00%,
     2/15/14 .................................................................   United States          150,000             141,750
   Rogers Wireless Communications Inc., senior secured note, 7.25%,
     12/15/12 ................................................................       Canada             100,000             102,750
                                                                                                                       ------------
                                                                                                                            729,625
                                                                                                                       ------------
   CONSUMER DURABLES 2.6%
   D.R. Horton Inc., senior note, 7.875%, 8/15/11 ............................   United States          100,000             111,180
   William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ....................   United States          100,000              92,000
                                                                                                                       ------------
                                                                                                                            203,180
                                                                                                                       ------------
   CONSUMER NON-DURABLES 2.5%
   Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15 ....................   United States          100,000              97,500
   Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ........................   United States          100,000             102,750
                                                                                                                       ------------
                                                                                                                            200,250
                                                                                                                       ------------
   CONSUMER SERVICES 19.6%
   Advanstar Communications Inc., senior secured note, 10.75%, 8/15/10 .......   United States          100,000             110,000
   Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .......................   United States          100,000              99,000
   CanWest Media Inc., senior note, B, 7.625%, 4/15/13 .......................       Canada             100,000             105,256
   Charter Communications Holdings II, senior note, 10.25%, 9/15/10 ..........   United States          100,000             100,375
   CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ...........................   United States          100,000              99,500
   Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .....................   United States          100,000             111,500
   DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ........................   United States          100,000             108,750
   EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .........................   United States          100,000              99,250
   Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ....................   United States          100,000              99,250
   LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ....................   United States          100,000              96,250
   Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ..........................   United States          100,000             104,250
   Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ............   United States          100,000             101,000
   Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06, 13.75%
     thereafter, 7/15/11 .....................................................       Canada             100,000              98,750
   Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .................   United States          100,000             105,500
   Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ...................   United States          100,000             101,500
                                                                                                                       ------------
                                                                                                                          1,540,131
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 15

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY HIGH INCOME FUND                                                       COUNTRY      PRINCIPAL AMOUNT(a)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (CONT.)
   ELECTRONIC TECHNOLOGY 3.8%
   Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ..........     Singapore       $    100,000        $     96,000
   L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ...............   United States          100,000              95,750
   Xerox Corp., senior note, 7.125%, 6/15/10 .................................   United States          100,000             105,250
                                                                                                                       ------------
                                                                                                                            297,000
                                                                                                                       ------------
   ENERGY MINERALS 5.1%
   Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 ...............   United States          100,000              98,500
   Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14 ..........   United States          100,000              98,500
   Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .....................   United States          100,000             104,000
   Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 .........   United States          100,000             104,500
                                                                                                                       ------------
                                                                                                                            405,500
                                                                                                                       ------------
   HEALTH SERVICES 5.7%
   Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15 .......................   United States          100,000              97,750
   Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ..................      Germany             100,000             104,250
   Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 .....................   United States          150,000             140,250
   Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14 .....   United States          100,000             104,750
                                                                                                                       ------------
                                                                                                                            447,000
                                                                                                                       ------------
   INDUSTRIAL SERVICES 6.0%
   Allied Waste North America Inc., senior secured note, 6.50%, 11/15/10 .....   United States          150,000             141,750
   Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ........................   United States          100,000             109,500
   Hanover Equipment Trust 01, senior secured note, B, 8.75%, 9/01/11 ........   United States          100,000             105,375
   URS Corp., senior note, 11.50%, 9/15/09 ...................................   United States          100,000             113,500
                                                                                                                       ------------
                                                                                                                            470,125
                                                                                                                       ------------
   NON-ENERGY MINERALS 1.2%
   Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ...........................      Canada              100,000              97,250
                                                                                                                       ------------
   PROCESS INDUSTRIES 11.8%
   Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15 ...................      Canada              100,000              91,750
   Crown European Holdings SA, senior secured note, 10.875%, 3/01/13 .........   United States          100,000             114,750
   Crystal U.S. Holdings, senior sub. note, 9.625%, 6/15/14 ..................   United States          100,000             110,750
   Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .......................   United States          100,000             111,875
   Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ......................   United States          100,000              94,000
   Nalco Co., senior sub. note, 8.875%, 11/15/13 .............................   United States          100,000             103,000
   Owens-Brockway Glass Container Inc., senior note, 144A, 6.75%, 12/01/14 ...   United States          100,000              98,000
   PQ Corp., senior sub. note, 144A, 7.50%, 2/15/13 ..........................   United States          100,000              97,500
   Rhodia SA, senior note, 10.25%, 6/01/10 ...................................      France              100,000             106,500
                                                                                                                       ------------
                                                                                                                            928,125
                                                                                                                       ------------
   PRODUCER MANUFACTURING 7.8%
   Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ..................   United States          100,000             103,750
   Fimep SA, senior note, 10.50%, 2/15/13 ....................................      France              100,000             113,000
   Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ..........................  United Kingdom          100,000              99,500
   Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ...............   United States          100,000             107,500
   Nortek Inc., senior sub. note, 8.50%, 9/01/14 .............................   United States          100,000              89,000
   TRW Automotive Inc., senior note, 9.375%, 2/15/13 .........................   United States          100,000             104,000
                                                                                                                       ------------
                                                                                                                            616,750
                                                                                                                       ------------


16 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY HIGH INCOME FUND                                                       COUNTRY      PRINCIPAL AMOUNT(a)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS (CONT.)
   REAL ESTATE DEVELOPMENT 1.3%
   Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ................   United States     $    100,000        $    106,000
                                                                                                                       ------------
   REAL ESTATE INVESTMENT TRUSTS 1.4%
   Host Marriott LP, senior note, 9.25%, 10/01/07 ............................   United States          100,000             107,500
                                                                                                                       ------------
   RETAIL TRADE 2.4%
   Leslie's Poolmart, senior note, 144A, 7.75%, 2/01/13 ......................   United States          100,000              99,500
   Rite Aid Corp., senior note, 9.25%, 6/01/13 ...............................   United States          100,000              93,500
                                                                                                                       ------------
                                                                                                                            193,000
                                                                                                                       ------------
   TECHNOLOGY SERVICES 1.4%
   UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ........................   United States          100,000             107,500
                                                                                                                       ------------
   TRANSPORTATION 1.5%
   Laidlaw International Inc., senior note, 10.75%, 6/15/11 ..................   United States          100,000             114,500
                                                                                                                       ------------
   UTILITIES 12.0%
   Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 .....................   United States          100,000             107,000
   Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ..................   United States          150,000             105,000
   Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 ...................   United States          100,000             110,278
   Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 .........   United States          150,000             155,250
   El Paso Corp., senior note, 7.875%, 6/15/12 ...............................   United States           50,000              49,125
   El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ..................   United States          100,000             104,983
   Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ...............   United States          100,000             109,500
   Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ......................   United States          100,000              98,500
   Utilicorp United Inc., senior note, 9.95%, 2/01/11 ........................   United States          100,000             109,500
                                                                                                                       ------------
                                                                                                                            949,136
                                                                                                                       ------------
   TOTAL CORPORATE BONDS (COST $7,675,904) ...................................                                            7,718,072
                                                                                                                       ------------

                                                                                                     --------------
                                                                                                         SHARES
                                                                                                     --------------
   SHORT TERM INVESTMENT (COST $41,711) 0.5%
   MONEY FUND 0.5%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio .............   United States           41,711              41,711
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $7,717,615) 98.5%                                                                              7,759,783
   OTHER ASSETS, LESS LIABILITIES 1.5%                                                                                      116,220
                                                                                                                       ------------
   NET ASSETS 100.0%                                                                                                   $  7,876,003
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 31.

(a)   The principal amount is stated in U.S. dollars unless otherwise noted.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

                       This page intentionally left blank.


18 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                            COUNTRY             SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 96.6%
   AEROSPACE & DEFENSE 8.1%
   Honeywell International Inc. ..............................................   United States           80,000        $  2,860,800
   Northrop Grumman Corp. ....................................................   United States           40,000           2,193,600
   United Technologies Corp. .................................................   United States           20,000           2,034,400
                                                                                                                       ------------
                                                                                                                          7,088,800
                                                                                                                       ------------
   AIR FREIGHT & LOGISTICS 2.0%
   United Parcel Service Inc., B .............................................   United States           25,000           1,782,750
                                                                                                                       ------------
   BIOTECHNOLOGY 2.1%
(a)Amgen Inc. ................................................................   United States           32,000           1,862,720
                                                                                                                       ------------
   CAPITAL MARKETS 1.8%
   Bank of New York Co. Inc. .................................................   United States           57,000           1,592,580
                                                                                                                       ------------
   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Adecco SA .................................................................    Switzerland            35,000           1,679,274
                                                                                                                       ------------
   COMMUNICATIONS EQUIPMENT 6.4%
(a)Alcatel SA ................................................................      France              158,000           1,674,991
(a)Cisco Systems Inc. ........................................................   United States          100,000           1,728,000
(a)Corning Inc. ..............................................................   United States          157,000           2,158,750
                                                                                                                       ------------
                                                                                                                          5,561,741
                                                                                                                       ------------
   COMPUTERS & PERIPHERALS 1.8%
   International Business Machines Corp. .....................................   United States           20,000           1,527,600
                                                                                                                       ------------
   CONSUMER FINANCE 1.6%
   MBNA Corp. ................................................................   United States           69,000           1,362,750
                                                                                                                       ------------
   DIVERSIFIED FINANCIAL SERVICES 2.0%
   Citigroup Inc. ............................................................   United States           37,000           1,737,520
                                                                                                                       ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.2%
   Alltel Corp. ..............................................................   United States           34,000           1,936,640
                                                                                                                       ------------
   ELECTRIC UTILITIES 6.0%
   Duke Energy Corp. .........................................................   United States           95,000           2,773,050
   FPL Group Inc. ............................................................   United States           60,000           2,449,200
                                                                                                                       ------------
                                                                                                                          5,222,250
                                                                                                                       ------------
   ENERGY EQUIPMENT & SERVICES 4.7%
   BJ Services Co. ...........................................................   United States           40,000           1,950,000
(a)Nabors Industries Ltd. ....................................................      Bermuda              40,000           2,154,800
                                                                                                                       ------------
                                                                                                                          4,104,800
                                                                                                                       ------------
   FOOD PRODUCTS 2.4%
   Nestle SA .................................................................    Switzerland             8,000           2,093,033
                                                                                                                       ------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
   Smith & Nephew PLC ........................................................  United Kingdom          196,000           2,008,426
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 19

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                            COUNTRY             SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   HOTELS RESTAURANTS & LEISURE 4.7%
   Carnival Corp. ............................................................   United States           42,000        $  2,052,960
   McDonald's Corp. ..........................................................   United States           70,000           2,051,700
                                                                                                                       ------------
                                                                                                                          4,104,660
                                                                                                                       ------------
   INDUSTRIAL CONGLOMERATES 5.3%
   General Electric Co. ......................................................   United States           60,000           2,172,000
   Tyco International Ltd. ...................................................   United States           77,000           2,410,870
                                                                                                                       ------------
                                                                                                                          4,582,870
                                                                                                                       ------------
   INSURANCE 4.4%
   Hartford Financial Services Group Inc. ....................................   United States           31,000           2,243,470
   Willis Group Holdings Ltd. ................................................   United States           48,000           1,605,600
                                                                                                                       ------------
                                                                                                                          3,849,070
                                                                                                                       ------------
   IT SERVICES 2.0%
   First Data Corp. ..........................................................   United States           46,000           1,749,380
                                                                                                                       ------------
   MACHINERY 2.0%
   Eaton Corp. ...............................................................   United States           30,100           1,765,365
                                                                                                                       ------------
   MEDIA 4.2%
(a)Liberty Media Corp., A ....................................................   United States          181,000           1,817,240
(a)Time Warner Inc. ..........................................................   United States          110,000           1,849,100
                                                                                                                       ------------
                                                                                                                          3,666,340
                                                                                                                       ------------
   OIL, GAS & CONSUMABLE FUELS 10.6%
   BP PLC, ADR ...............................................................   United Kingdom          41,000           2,496,900
   ConocoPhillips ............................................................   United States           21,000           2,201,850
   EnCana Corp. ..............................................................       Canada              30,000           1,915,800
   ExxonMobil Corp. ..........................................................   United States           47,000           2,680,410
                                                                                                                       ------------
                                                                                                                          9,294,960
                                                                                                                       ------------
   PHARMACEUTICALS 5.0%
   Johnson & Johnson .........................................................   United States           34,000           2,333,420
   Merck & Co. Inc. ..........................................................   United States           60,000           2,034,000
                                                                                                                       ------------
                                                                                                                          4,367,420
                                                                                                                       ------------
   ROAD & RAIL 2.6%
   Union Pacific Corp. .......................................................   United States           35,000           2,237,550
                                                                                                                       ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.3%
   Analog Devices Inc. .......................................................   United States           50,000           1,705,500
   Intel Corp. ...............................................................   United States           88,000           2,069,760
                                                                                                                       ------------
                                                                                                                          3,775,260
                                                                                                                       ------------


20 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND                            COUNTRY             SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOFTWARE 6.2%
   Microsoft Corp. ...........................................................   United States          146,000        $  3,693,800
   SAP AG ....................................................................      Germany              11,000           1,718,065
                                                                                                                       ------------
                                                                                                                          5,411,865
                                                                                                                       ------------
   TOTAL COMMON STOCKS (COST $67,629,771)                                                                                84,365,624
                                                                                                                       ------------
   SHORT TERM INVESTMENT (COST $3,028,236) 3.5%
   MONEY FUND 3.5%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio .............   United States        3,028,236           3,028,236
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $70,658,007) 100.1% ...............................                                           87,393,860
   OTHER ASSETS, LESS LIABILITIES (0.1)% .....................................                                              (45,197)
                                                                                                                       ------------
   NET ASSETS 100.0% .........................................................                                         $ 87,348,663
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 31.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

                       This page intentionally left blank.


22 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
   FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                       SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 99.2%
   AEROSPACE & DEFENSE 4.0%
(a)Aviall Inc. ...............................................................      28,100        $   821,925
   EDO Corp. .................................................................      27,700            826,291
                                                                                                  -----------
                                                                                                    1,648,216
                                                                                                  -----------
   BIOTECHNOLOGY 6.2%
(a)Alkermes Inc. .............................................................      38,800            436,500
(a)Cell Genesys Inc. .........................................................     118,000            549,880
(a)Cepheid Inc. ..............................................................      55,300            495,488
(a)Protein Design Labs Inc. ..................................................      43,600            779,568
(a)Telik Inc. ................................................................      20,300            328,860
                                                                                                  -----------
                                                                                                    2,590,296
                                                                                                  -----------
   CAPITAL MARKETS 4.2%
(a)Affiliated Managers Group Inc. ............................................       5,950            372,053
(a)GFI Group Inc. ............................................................      18,800            438,980
   Greenhill & Co. Inc. ......................................................      15,100            475,650
(a)Tradestation Group Inc. ...................................................      67,800            437,310
                                                                                                  -----------
                                                                                                    1,723,993
                                                                                                  -----------
   CHEMICALS 2.0%
   Minerals Technologies Inc. ................................................      12,900            842,628
                                                                                                  -----------
   COMMERCIAL BANKS 2.0%
(a)Signature Bank ............................................................      15,900            391,617
   Texas Regional Bancshares Inc., A .........................................      15,290            426,132
                                                                                                  -----------
                                                                                                      817,749
                                                                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES 5.6%
(a)Charles River Associates Inc. .............................................      16,800            880,320
(a)Coinstar Inc. .............................................................      29,300            502,202
(a)FTI Consulting Inc. .......................................................      42,400            936,192
                                                                                                  -----------
                                                                                                    2,318,714
                                                                                                  -----------
   COMMUNICATIONS EQUIPMENT 4.1%
(a)Avocent Corp. .............................................................      12,600            316,764
(a)F5 Networks Inc. ..........................................................      10,700            458,067
(a)Packeteer Inc. ............................................................      32,500            379,600
(a)Sonus Networks Inc. .......................................................     157,500            541,800
                                                                                                  -----------
                                                                                                    1,696,231
                                                                                                  -----------
   CONSTRUCTION & ENGINEERING 1.9%
(a)Dycom Industries Inc. .....................................................      14,000            325,640
(a)URS Corp. .................................................................      14,700            452,025
                                                                                                  -----------
                                                                                                      777,665
                                                                                                  -----------
   DISTRIBUTORS 1.6%
(a)Prestige Brands Holdings Inc. .............................................      36,400            655,200
                                                                                                  -----------


                                        Quarterly Statements of Investments | 23

FRANKLIN GLOBAL TRUST

-------------------------------------------------------------------------------------------------------------
   FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                       SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   DIVERSIFIED FINANCIAL SERVICES 1.1%
(a)Nasdaq Stock Market Inc. ..................................................      29,100        $   436,209
                                                                                                  -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
(a)Commonwealth Telephone Enterprises Inc. ...................................      10,000            464,600
                                                                                                  -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 6.1%
   BEI Technologies Inc. .....................................................      31,800            731,400
(a)Brightpoint Inc. ..........................................................      38,100            804,672
   Cognex Corp. ..............................................................      20,900            456,456
(a)Newport Corp. .............................................................      37,900            521,125
                                                                                                  -----------
                                                                                                    2,513,653
                                                                                                  -----------
   ENERGY EQUIPMENT & SERVICES 3.1%
(a)Atwood Oceanics Inc. ......................................................       6,700            382,369
(a)Superior Energy Services Inc. .............................................      26,500            394,320
(a)Universal Compression Holdings Inc. .......................................      14,700            515,970
                                                                                                  -----------
                                                                                                    1,292,659
                                                                                                  -----------
   HEALTH CARE EQUIPMENT & SUPPLIES 4.4%
(a)Advanced Neuromodulation Systems Inc. .....................................      20,200            608,222
(a)Nektar Therapeutics .......................................................      31,200            444,912
(a)ResMed Inc. ...............................................................      12,300            763,830
                                                                                                  -----------
                                                                                                    1,816,964
                                                                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES 12.0%
(a)American Healthways Inc. ..................................................      22,200            829,170
(a)AMERIGROUP Corp. ..........................................................      12,400            435,488
(a)Dendrite International Inc. ...............................................      42,900            661,518
(a)Pediatrix Medical Group Inc. ..............................................      14,000            953,260
(a)Rotech Healthcare Inc. ....................................................      13,200            327,360
(a)Sunrise Senior Living Inc. ................................................      23,400          1,199,016
(a)United Surgical Partners International Inc. ...............................      13,400            592,950
                                                                                                  -----------
                                                                                                    4,998,762
                                                                                                  -----------
   HOTELS RESTAURANTS & LEISURE 3.7%
(a)Red Robin Gourmet Burgers Inc. ............................................      11,200            542,752
(a)Shuffle Master Inc. .......................................................      16,925            426,341
(a)Vail Resorts Inc. .........................................................      21,400            553,618
                                                                                                  -----------
                                                                                                    1,522,711
                                                                                                  -----------
   HOUSEHOLD PRODUCTS 0.6%
(a)Central Garden & Pet Co. ..................................................       5,500            228,745
                                                                                                  -----------
   INSURANCE 1.0%
(a)Seabright Insurance Holdings ..............................................      39,000            430,560
                                                                                                  -----------
   INTERNET SOFTWARE & SERVICES 1.0%
(a)United Online Inc. ........................................................      48,000            421,920
                                                                                                  -----------


24 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

-------------------------------------------------------------------------------------------------------------
   FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                       SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   IT SERVICES 1.3%
(a)CACI International Inc., A ................................................       8,600        $   534,232
                                                                                                  -----------
   LEISURE EQUIPMENT & PRODUCTS 2.3%
(a)Marinemax Inc. ............................................................      12,700            343,535
(a)Marvel Enterprises Inc. ...................................................      31,350            614,460
                                                                                                  -----------
                                                                                                      957,995
                                                                                                  -----------
   MACHINERY 2.8%
   Bucyrus International Inc. ................................................       9,600            373,824
(a)Commercial Vehicle Group Inc. .............................................      19,500            375,960
   Wabtec Corp. ..............................................................      21,400            428,000
                                                                                                  -----------
                                                                                                    1,177,784
                                                                                                  -----------
   MEDIA 1.4%
(a)Lions Gate Entertainment Corp. (Canada) ...................................      60,200            581,532
                                                                                                  -----------
   METALS & MINING 2.1%
   Massey Energy Co. .........................................................       7,500            270,825
   Quanex Corp. ..............................................................      11,700            590,382
                                                                                                  -----------
                                                                                                      861,207
                                                                                                  -----------
   OIL, GAS & CONSUMABLE FUELS 5.3%
(a)Brigham Exploration Co. ...................................................      63,000            526,050
(a)Forest Oil Corp. ..........................................................      17,800            685,834
   OMI Corp. .................................................................      55,400          1,007,726
                                                                                                  -----------
                                                                                                    2,219,610
                                                                                                  -----------
   PHARMACEUTICALS 2.0%
(a)Able Laboratories Inc. ....................................................      35,600            848,704
                                                                                                  -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.5%
(a)ANADIGICS Inc. ............................................................     151,200            217,728
(a)ATMI Inc. .................................................................      35,300            808,900
(a)Credence Systems Corp. ....................................................      80,100            503,829
(a)FEI Co. ...................................................................      20,000            360,600
(a)Micrel Inc. ...............................................................      83,600            785,840
(a)Microtune Inc. ............................................................     132,800            456,832
                                                                                                  -----------
                                                                                                    3,133,729
                                                                                                  -----------
   SOFTWARE 4.6%
(a)Embarcadero Technologies Inc. .............................................      61,100            296,335
(a)Majesco Entertainment Co. .................................................      47,300            420,970
(a)RSA Security Inc. .........................................................      20,400            219,096
(a)Secure Computing Corp. ....................................................      58,800            520,380
(a)TIBCO Software Inc. .......................................................      60,700            433,398
                                                                                                  -----------
                                                                                                    1,890,179
                                                                                                  -----------


                                        Quarterly Statements of Investments | 25

FRANKLIN GLOBAL TRUST

-------------------------------------------------------------------------------------------------------------
   FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                                       SHARES           VALUE
-------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SPECIALTY RETAIL 2.1%
(a)Aeropostale Inc. ..........................................................      13,650        $   381,245
(a)New York & Co. Inc. .......................................................      25,600            491,008
                                                                                                  -----------
                                                                                                      872,253
                                                                                                  -----------
   TEXTILES, APPAREL & LUXURY GOODS 2.1%
(a)Deckers Outdoor Corp. .....................................................       8,400            176,988
(a)True Religion Apparel Inc. ................................................      48,100            714,766
                                                                                                  -----------
                                                                                                      891,754
                                                                                                  -----------
   TOTAL COMMON STOCKS (COST $37,617,078) ....................................                     41,166,454
                                                                                                  -----------
   SHORT TERM INVESTMENT (COST $5,279) 0.0%(b)
   MONEY FUND 0.0%(b)
(c)Franklin Institutional Fiduciary Trust Money Market Portfolio .............       5,279              5,279
                                                                                                  -----------
   TOTAL INVESTMENTS (COST $37,622,357) 99.2% ................................                     41,171,733
   OTHER ASSETS, LESS LIABILITIES 0.8% .......................................                        337,868
                                                                                                  -----------
   NET ASSETS 100.0% .........................................................                    $41,509,601
                                                                                                  ===========

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, APRIL 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                             COUNTRY             SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 97.3%
   AUTO COMPONENTS 2.0%
   Nokian Renkaat OYJ ........................................................      Finland              16,400        $    273,661
                                                                                                                       ------------
   AUTOMOBILES 1.1%
   Fleetwood Corp. Ltd. ......................................................     Australia             27,871             156,614
                                                                                                                       ------------
   BUILDING PRODUCTS 1.7%
   Kingspan Group PLC ........................................................      Ireland              21,590             240,269
                                                                                                                       ------------
   CAPITAL MARKETS 0.9%
   ABG Sundal Collier ASA ....................................................       Norway             138,300             126,284
                                                                                                                       ------------
   CHEMICALS 2.9%
   Toyo Ink Manufacturing Co. Ltd. ...........................................       Japan               49,000             195,626
   Whatman PLC ...............................................................   United Kingdom          44,000             203,207
                                                                                                                       ------------
                                                                                                                            398,833
                                                                                                                       ------------
   COMMERCIAL BANKS 3.3%
   The Bank of Okinawa Ltd. ..................................................       Japan                3,900             131,548
   Keiyo Bank Ltd. ...........................................................       Japan               38,000             192,263
(a)THE TOKUSHIMA BANK LTD. ...................................................       Japan               16,000             135,684
                                                                                                                       ------------
                                                                                                                            459,495
                                                                                                                       ------------
   COMMERCIAL SERVICES & SUPPLIES 2.7%
   Arbeit-Times Co. Ltd. .....................................................       Japan               15,600             196,951
   Park24 Co. Ltd. ...........................................................       Japan                8,800             175,245
                                                                                                                       ------------
                                                                                                                            372,196
                                                                                                                       ------------
   COMMUNICATIONS EQUIPMENT 5.0%
(a)EVS Broadcast Equipment SA ................................................      Belgium               1,550             193,733
   Tamura Taiko Holdings Inc. ................................................       Japan               39,000             273,873
(a)Tandberg Television ASA ...................................................       Norway              23,000             232,948
                                                                                                                       ------------
                                                                                                                            700,554
                                                                                                                       ------------
   CONSTRUCTION & ENGINEERING 4.9%
   CHIYODA Corp. .............................................................       Japan               22,000             247,356
   Kon Bam Groep NV ..........................................................    Netherlands             3,370             185,914
   United Group Ltd. .........................................................     Australia             39,397             253,667
                                                                                                                       ------------
                                                                                                                            686,937
                                                                                                                       ------------
   CONSUMER FINANCE 1.1%
   Intermediate Capital Group PLC ............................................   United Kingdom           8,135             153,848
                                                                                                                       ------------
   DIVERSIFIED CONSUMER SERVICES 1.4%
   A.B.C. Learning Centres Ltd. ..............................................     Australia             44,805             193,024
                                                                                                                       ------------
   DIVERSIFIED FINANCIAL SERVICES 1.4%
(a)Challenger Financial Services Group Ltd. ..................................     Australia             77,650             193,927
                                                                                                                       ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
(a)Eircom Group PLC ..........................................................      Ireland              91,330             220,314
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 27

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                             COUNTRY             SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ELECTRICAL EQUIPMENT 3.8%
   Nexans SA .................................................................       France               5,480        $    210,100
   Solarworld AG .............................................................       Germany              2,358             326,122
                                                                                                                       ------------
                                                                                                                            536,222
                                                                                                                       ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 7.2%
   ARGO GRAPHICS Inc. ........................................................        Japan               7,600             204,211
(a)Axalto International NV ...................................................       France               7,071             203,141
   Laird Group PLC ...........................................................   United Kingdom          25,590             146,601
   Neomax Co. Ltd. ...........................................................        Japan              11,000             262,030
   Sato Corp. ................................................................        Japan               7,900             190,819
                                                                                                                       ------------
                                                                                                                          1,006,802
                                                                                                                       ------------
   ENERGY EQUIPMENT & SERVICES 3.9%
   IHC Caland NV .............................................................     Netherlands            2,870             186,282
   Prosafe ASA ...............................................................       Norway               6,200             176,610
(a)TGS Nopec Geophysical Co. ASA .............................................       Norway               6,600             177,560
                                                                                                                       ------------
                                                                                                                            540,452
                                                                                                                       ------------
   FOOD & STAPLES RETAILING 3.3%
   Kibun Food Chemifa Co. Ltd. ...............................................        Japan              10,200             246,374
   SUNDRUG Co. Ltd. ..........................................................        Japan               5,600             211,301
                                                                                                                       ------------
                                                                                                                            457,675
                                                                                                                       ------------
   FOOD PRODUCTS 1.3%
   Warabeya Nichiyo Co. Ltd. .................................................        Japan               9,000             185,660
                                                                                                                       ------------
   HEALTH CARE EQUIPMENT & SUPPLIES 6.8%
   Amplifon SpA ..............................................................        Italy               4,250             277,767
(a)Elekta AB, B ..............................................................       Sweden               5,800             202,905
   Nakanishi Inc. ............................................................        Japan               2,500             237,732
   Topcon Corp. ..............................................................        Japan              13,000             228,414
                                                                                                                       ------------
                                                                                                                            946,818
                                                                                                                       ------------
   HEALTH CARE PROVIDERS & SERVICES 3.0%
   Generale de Sante .........................................................       France               9,489             197,527
   Primary Health Care Ltd. ..................................................      Australia            34,883             223,241
                                                                                                                       ------------
                                                                                                                            420,768
                                                                                                                       ------------
   HOTELS RESTAURANTS & LEISURE 2.9%
   Elior .....................................................................       France              16,127             200,843
   Hana Tour Service Inc. ....................................................     South Korea            9,290             202,645
                                                                                                                       ------------
                                                                                                                            403,488
                                                                                                                       ------------
   HOUSEHOLD DURABLES 5.5%
   Hard Off Corp. Ltd. .......................................................        Japan               7,100             177,923
   Nobia AB ..................................................................       Sweden              11,900             189,835
   Rational AG ...............................................................       Germany              1,779             201,412
(a)Raymarine PLC .............................................................   United Kingdom          50,144             205,532
                                                                                                                       ------------
                                                                                                                            774,702
                                                                                                                       ------------


28 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                             COUNTRY             SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   INTERNET SOFTWARE & SERVICES 1.4%
(a)Mega Study Co. Ltd. .......................................................    South Korea             5,700        $    192,649
                                                                                                                       ------------
   LEISURE EQUIPMENT & PRODUCTS 1.4%
   Beneteau ..................................................................      France                2,526             199,865
                                                                                                                       ------------
   MACHINERY 5.6%
   Andritz AG ................................................................      Austria               2,550             213,213
   Daifuku Co. Ltd. ..........................................................       Japan               25,000             183,897
   Kaba Holding AG ...........................................................    Switzerland               615             166,814
   OSG Corp. .................................................................       Japan               16,000             224,412
                                                                                                                       ------------
                                                                                                                            788,336
                                                                                                                       ------------
   MEDIA 4.3%
(a)CTS Eventim ...............................................................      Germany               7,440             241,213
   Future PLC ................................................................  United Kingdom           93,900             138,736
   Zenrin Co. Ltd. ...........................................................       Japan               14,300             216,646
                                                                                                                       ------------
                                                                                                                            596,595
                                                                                                                       ------------
   METALS & MINING 4.7%
   Macarthur Coal Ltd. .......................................................     Australia             48,672             249,569
   Sumitomo Titanium Corp. ...................................................       Japan                2,300             196,360
   Tubacex, SA ...............................................................       Spain               61,810             210,733
                                                                                                                       ------------
                                                                                                                            656,662
                                                                                                                       ------------
   OFFICE ELECTRONICS 1.5%
   Neopost SA ................................................................      France                2,494             208,403
                                                                                                                       ------------
   PAPER & FOREST PRODUCTS 1.8%
(a)Pfleiderer AG .............................................................      Germany              15,932             248,838
                                                                                                                       ------------
   ROAD & RAIL 1.5%
   DSV De Sammenslut Vognmaend AS, B .........................................      Denmark               2,750             209,024
                                                                                                                       ------------
   SPECIALTY RETAIL 1.5%
   Point Inc. ................................................................       Japan                5,540             212,732
                                                                                                                       ------------
   TEXTILES, APPAREL & LUXURY GOODS 3.0%
   Peace Mark Holdings Ltd. ..................................................     Hong Kong            800,000             215,564
   Top Form International Ltd. ...............................................     Hong Kong            714,000             208,424
                                                                                                                       ------------
                                                                                                                            423,988
                                                                                                                       ------------
   TRADING COMPANIES & DISTRIBUTORS 2.9%
   Advan Co. Ltd. ............................................................       Japan               14,700             202,116
   Grafton Group .............................................................      Ireland              17,337             196,953
                                                                                                                       ------------
                                                                                                                            399,069
                                                                                                                       ------------
   TOTAL COMMON STOCKS (COST $11,484,997) ....................................                                           13,584,704
                                                                                                                       ------------


                                        Quarterly Statements of Investments | 29

FRANKLIN GLOBAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND                             COUNTRY      PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $750,000) 5.4%
   TIME DEPOSIT 5.4%
   Deutsche Bank Securities, 2.75%, 5/02/05 ..................................   United States     $    750,000        $    750,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $12,234,997) 102.7% ...............................                                           14,334,704
   OTHER ASSETS, LESS LIABILITIES (2.7)% .....................................                                             (371,217)
                                                                                                                       ------------
   NET ASSETS 100.0% .........................................................                                         $ 13,963,487
                                                                                                                       ============

See Selected Portfolio Abbreviations on page 31.

(a)   Non-income producing.


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
FNMA - Federal National Mortgage Association
FRN  - Floating Rate Note
GNMA - Government National Mortgage Association
PLC  - Public Limited Co.


                                        Quarterly Statements of Investments |
                                    See notes to statements of investments. | 31

                       This page intentionally left blank.


32 | Quarterly Statements of Investments

FRANKLIN GLOBAL TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of seven series (the Funds). All Funds are diversified except Fiduciary Core Plus Fixed Income Fund.

1. INCOME TAXES

At April 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                    -------------------------------------------------------
                                                      FIDUCIARY           FIDUCIARY           FIDUCIARY
                                                        CORE              CORE PLUS        EUROPEAN SMALLER
                                                    FIXED INCOME         FIXED INCOME         COMPANIES
                                                        FUND                 FUND                FUND
                                                    -------------------------------------------------------
Cost of investments ............................    $ 25,387,621         $117,368,507         $ 14,770,484
                                                    ======================================================
Unrealized appreciation ........................    $    188,928         $    881,563         $  3,929,469
Unrealized depreciation ........................         (82,285)            (376,498)            (224,206)
                                                    ------------------------------------------------------
Net unrealized appreciation (depreciation) .....    $    106,643         $    505,065         $  3,705,263
                                                    ======================================================

                                                    -------------------------------------------------------
                                                                         FIDUCIARY
                                                                           LARGE               FIDUCIARY
                                                      FIDUCIARY        CAPITALIZATION            SMALL
                                                     HIGH INCOME         GROWTH AND          CAPITALIZATION
                                                        FUND             INCOME FUND          EQUITY FUND
                                                    -------------------------------------------------------
Cost of investments                                 $  7,741,681         $ 70,658,007         $ 38,204,439
                                                    ======================================================
Unrealized appreciation ........................    $    162,357         $ 19,124,827         $  6,758,065
Unrealized depreciation ........................        (144,255)          (2,388,974)          (3,790,771)
                                                    ------------------------------------------------------
Net unrealized appreciation (depreciation) .....    $     18,102         $ 16,735,853         $  2,967,294
                                                    ======================================================

                                                   --------------
                                                      FRANKLIN
                                                    INTERNATIONAL
                                                      SMALLER
                                                      COMPANIES
                                                     GROWTH FUND
                                                   --------------
Cost of investments ............................    $ 12,234,997
                                                    ============
Unrealized appreciation ........................       2,350,643
Unrealized depreciation ........................    $   (250,936)
                                                    ------------
Net unrealized appreciation (depreciation) .....    $  2,099,707
                                                    ============

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 33


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FRANKLIN GLOBAL TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Chief Executive Officer - Finance and Administration

Date  June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
       Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration

Date  June 20, 2005


By /s/GALEN G. VETTER
   ------------------
       Galen G. Vetter
      Chief Financial Officer

Date  June 20, 2005


















                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Global Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 20, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration













I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Global Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 20, 2005


/s/GALEN G. VETTER
Chief Financial Officer